Condensed Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Actuarial gain (loss) and prior service credit, tax benefit (expense)	$ 0.8	$ 10.5	$ (10.5)